Condensed Consolidating Guarantor Information	12 Months Ended
Dec. 29, 2012
Condensed Consolidating Guarantor Information

19. Condensed Consolidating Guarantor Information

As discussed in Note 10, Debt, Visant’s obligations under the Credit Facilities and the Senior Notes are guaranteed by certain of its wholly-owned subsidiaries on a full, unconditional and joint and several basis. The following tables present condensed consolidating financial information for Visant, as issuer, and its guarantor and non-guarantor subsidiaries. Included in the presentation of “Equity (earnings) loss in subsidiary, net of tax” is the elimination of intercompany interest expense incurred by the guarantors in the amount of $135.5 million, $138.0 million and $52.5 million in fiscal year 2012, 2011, and 2010, respectively.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE (LOSS) INCOME

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,087,262	$93,151	$(25,071)	$1,155,342
Cost of products sold	—	513,861	60,643	(25,014)	549,490

Gross profit	—	573,401	32,508	(57)	605,852
Selling and administrative expenses	(630)	404,155	22,851	—	426,376
(Gain) loss on sale of assets	—	(1,683)	54	—	(1,629)
Special charges	30	75,840	35	—	75,905

Operating income	600	95,089	9,568	(57)	105,200
Gain on redemption of debt	(947)	—	—	—	(947)

Income before interest and taxes	1,547	95,089	9,568	(57)	106,147
Net interest expense	156,648	137,639	143	(135,506)	158,924

(Loss) income before income taxes	(155,101)	(42,550)	9,425	135,449	(52,777)
(Benefit from) provision for income taxes	(8,305)	10,702	3,445	(19)	5,823

(Loss) income from operations	(146,796)	(53,252)	5,980	135,468	(58,600)
Equity (earnings) in subsidiary, net of tax	(88,196)	(5,980)	—	94,176	—

Net (loss) income	$(58,600)	$(47,272)	$5,980	$41,292	$(58,600)

Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	—	—	—	(1,960)
Change in cumulative translation adjustment	(167)	—	(167)	167	(167)
Minimum pension liability	(23,269)	(23,269)	—	23,269	(23,269)

Comprehensive (loss) income	$(83,996)	$(70,541)	$5,813	$64,728	$(83,996)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE (LOSS) INCOME

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,154,477	$86,383	$(23,068)	$1,217,792
Cost of products sold	—	538,404	57,221	(23,014)	572,611

Gross profit	—	616,073	29,162	(54)	645,181
Selling and administrative expenses	2,943	427,731	19,127	—	449,801
Gain on sale of assets	—	(910)	—	—	(910)
Special charges	320	44,064	29	—	44,413

Operating (loss) income	(3,263)	145,188	10,006	(54)	151,877
Net interest expense	161,931	140,055	142	(137,992)	164,136

(Loss) income before income taxes	(165,194)	5,133	9,864	137,938	(12,259)
(Benefit from) provision for income taxes	(8,966)	9,906	1,709	(24)	2,625

(Loss) income from operations	(156,228)	(4,773)	8,155	137,962	(14,884)
Equity (earnings) in subsidiary, net of tax	(141,344)	(8,155)	—	149,499	—

Net (loss) income	$(14,884)	$3,382	$8,155	$(11,537)	$(14,884)

Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(3,427)	—	—	—	(3,427)
Change in cumulative translation adjustment	(1,137)	—	(1,137)	1,137	(1,137)
Minimum pension liability	(29,001)	(29,001)	—	29,001	(29,001)

Comprehensive (loss) income	$(48,449)	$(25,619)	$7,018	$18,601	$(48,449)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND

COMPREHENSIVE INCOME

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,193,546	$60,200	$(12,859)	$1,240,887
Cost of products sold	—	553,225	36,299	(12,674)	576,850

Gross profit	—	640,321	23,901	(185)	664,037
Selling and administrative expenses	4,751	439,652	16,824	—	461,227
Loss on sale of assets	—	269	—	—	269
Special charges	—	4,298	422	—	4,720

Operating (loss) income	(4,751)	196,102	6,655	(185)	197,821
Loss on repurchase and redemption of debt	9,693	—	—	—	9,693

(Loss) income before interest and taxes	(14,444)	196,102	6,655	(185)	188,128
Net interest expense	88,853	54,919	36	(52,515)	91,293

(Loss) income before income taxes	(103,297)	141,183	6,619	52,330	96,835
(Benefit from) provision for income taxes	(18,896)	59,035	601	(72)	40,668

(Loss) income from operations	(84,401)	82,148	6,018	52,402	56,167
Equity (earnings) in subsidiary, net of tax	(140,568)	(6,018)	—	146,586	—

Net income	$56,167	$88,166	$6,018	$(94,184)	$56,167

Other comprehensive income, net of tax:
Change in cumulative translation adjustment	(227)	—	(227)	227	(227)
Minimum pension liability	(2,222)	(2,222)	—	2,222	(2,222)

Comprehensive income	$53,718	$85,944	$5,791	$(91,735)	$53,718

CONDENSED CONSOLIDATING BALANCE SHEET

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$48,590	$3,286	$8,320	$—	$60,196
Accounts receivable, net	1,474	91,690	11,621	—	104,785
Inventories	—	106,704	5,057	(418)	111,343
Salespersons overdrafts, net	—	22,912	1,232	—	24,144
Prepaid expenses and other current assets	1,777	14,861	1,314	—	17,952
Income tax receivable	2,928	—	—	—	2,928
Intercompany receivable	379	6,100	395	(6,874)	—
Deferred income taxes	10,582	14,548	54	—	25,184

Total current assets	65,730	260,101	27,993	(7,292)	346,532
Property, plant and equipment, net	55	200,500	3,110	—	203,665
Goodwill	—	894,787	24,159	—	918,946
Intangibles, net	—	390,391	10,932	—	401,323
Deferred financing costs, net	42,740	—	—	—	42,740
Deferred income taxes	—	—	2,472	—	2,472
Intercompany receivable	527,924	—	58,662	(586,586)	—
Other assets	844	9,617	267	—	10,728
Investment in subsidiaries	742,380	103,083	—	(845,463)	—

	$1,379,673	$1,858,479	$127,595	$(1,439,341)	$1,926,406

LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Accounts payable	$5,710	$44,428	$4,963	$2	$55,103
Accrued employee compensation	6,952	20,883	3,676	—	31,511
Customer deposits	—	167,328	7,817	—	175,145
Commissions payable	—	11,649	696	—	12,345
Income taxes payable	51,917	(2,949)	515	(162)	49,321
Interest payable	34,403	111	—	—	34,514
Current portion of long-term debt and capital leases	10,668	4,556	12	—	15,236
Intercompany payable	1,982	(522)	5,415	(6,875)	—
Other accrued liabilities	3,539	21,357	1,256	—	26,152

Total current liabilities	115,171	266,841	24,350	(7,035)	399,327
Long-term debt and capital leases, less current maturities	1,862,908	6,305	2	—	1,869,215
Intercompany payable	—	586,843	—	(586,843)	—
Deferred income taxes	1,685	132,871	147	—	134,703
Pension liabilities, net	23,829	105,798	—	—	129,627
Other noncurrent liabilities	17,417	17,441	13	—	34,871

Total liabilities	2,021,010	1,116,099	24,512	(593,878)	2,567,743
Mezzanine equity	1,216	—	—	—	1,216
Stockholder’s (deficit) equity	(642,553)	742,380	103,083	(845,463)	(642,553)

	$1,379,673	$1,858,479	$127,595	$(1,439,341)	$1,926,406

CONDENSED CONSOLIDATING BALANCE SHEET

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$30,138	$2,334	$3,542	$—	$36,014
Accounts receivable, net	1,099	96,626	15,113	—	112,838
Inventories	—	104,998	4,652	(360)	109,290
Salespersons overdrafts, net	—	29,158	916	—	30,074
Prepaid expenses and other current assets	—	18,434	879	—	19,313
Income tax receivable	2,022	—	—	—	2,022
Intercompany receivable	—	12,400	—	(12,400)	—
Deferred income taxes	3,006	18,806	84	—	21,896

Total current assets	36,265	282,756	25,186	(12,760)	331,447
Property, plant and equipment, net	172	208,524	1,354	—	210,050
Goodwill	—	959,004	24,110	—	983,114
Intangibles, net	—	438,022	10,372	—	448,394
Deferred financing costs, net	52,486	—	—	—	52,486
Deferred income taxes	—	—	2,564	—	2,564
Intercompany receivable	592,610	14,303	56,229	(663,142)	—
Other assets	847	10,429	257	—	11,533
Investment in subsidiaries	812,921	97,270	—	(910,191)	—
Prepaid pension costs	—	4,906	—	—	4,906

	$1,495,301	$2,015,214	$120,072	$(1,586,093)	$2,044,494

LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Accounts payable	$5,135	$44,647	$5,570	$(2)	$55,350
Accrued employee compensation	6,579	21,405	2,563	—	30,547
Customer deposits	—	168,904	8,092	—	176,996
Commissions payable	—	20,651	714	—	21,365
Income taxes payable	28,478	1,414	62	(142)	29,812
Interest payable	34,204	90	—	—	34,294
Current portion of long-term debt and capital leases	12	3,996	18	—	4,026
Intercompany payable	12,075	(4,275)	4,598	(12,398)	—
Other accrued liabilities	13,553	21,673	1,158	—	36,384

Total current liabilities	100,036	278,505	22,775	(12,542)	388,774
Long-term debt and capital leases, less current maturities	1,905,214	8,351	14	—	1,913,579
Intercompany payable	14,303	649,057	—	(663,360)	—
Deferred income taxes	(5,783)	163,878	—	—	158,095
Pension liabilities, net	18,274	78,900	—	—	97,174
Other noncurrent liabilities	21,236	23,602	13	—	44,851

Total liabilities	2,053,280	1,202,293	22,802	(675,902)	2,602,473
Mezzanine equity	578	—	—	—	578
Stockholder’s (deficit) equity	(558,557)	812,921	97,270	(910,191)	(558,557)

	$1,495,301	$2,015,214	$120,072	$(1,586,093)	$2,044,494

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2012

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net (loss) income	$(58,600)	$(47,272)	$5,980	$41,292	$(58,600)
Other cash provided by operating activities	56,320	153,545	1,768	(41,292)	170,341

Net cash (used in) provided by operating activities	(2,280)	106,273	7,748	—	111,741
Purchases of property, plant and equipment	—	(49,781)	(2,351)	—	(52,132)
Additions to intangibles	—	(2,077)	(1,171)	—	(3,248)
Proceeds from sale of property and equipment	—	4,727	—	—	4,727
Other investing activities, net	—	(2,099)	2,100	—	1

Net cash used in investing activities	—	(49,230)	(1,422)	—	(50,652)
Short-term borrowings	107,000	—	—	—	107,000
Short-term repayments	(107,000)	—	—	—	(107,000)
Repayments of long-term debt and capital leases	(34,175)	(4,508)	(17)	—	(38,700)
Proceeds from issuance of long-term debt	—	2,094	—	—	2,094
Intercompany payable (receivable)	54,907	(54,907)	—	—	—
Dividends	—	1,230	(1,230)	—	—

Net cash provided by (used in) financing activities	20,732	(56,091)	(1,247)	—	(36,606)
Effect of exchange rate changes on cash and cash equivalents	—	—	(301)	—	(301)

Increase in cash and cash equivalents	18,452	952	4,778	—	24,182
Cash and cash equivalents, beginning of period	30,138	2,334	3,542	—	36,014

Cash and cash equivalents, end of period	$48,590	$3,286	$8,320	$—	$60,196

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net (loss) income	$(14,884)	$3,382	$8,155	$(11,537)	(14,884)
Other cash provided by (used in) operating activities	24,825	109,545	(8,495)	11,538	137,413

Net cash provided by (used in) operating activities	9,941	112,927	(340)	1	122,529
Purchases of property, plant and equipment	—	(54,648)	(877)	—	(55,525)
Additions to intangibles	—	(212)	—	—	(212)
Proceeds from sale of property and equipment	—	6,734	—	—	6,734
Acquisition of business, net of cash acquired	—	(4,681)	—	—	(4,681)
Other investing activities, net	—	(1,233)	1,233	—	—

Net cash (used in) provided by investing activities	—	(54,040)	356	—	(53,684)
Short-term borrowings	83,000	—	—	—	83,000
Short-term repayments	(83,000)	—	—	—	(83,000)
Repayments of long-term debt and capital leases	(72,479)	(3,802)	(16)	—	(76,297)
Proceeds from issuance of long-term debt	—	349	—	—	349
Intercompany payable (receivable)	62,461	(62,460)	—	(1)	—
Dividends	—	1,262	(1,262)	—	—
Debt financing costs	(16,579)	—	—	—	(16,579)

Net cash used in financing activities	(26,597)	(64,651)	(1,278)	(1)	(92,527)
Effect of exchange rate changes on cash and cash equivalents	—	—	(501)	—	(501)

Decrease in cash and cash equivalents	(16,656)	(5,764)	(1,763)	—	(24,183)
Cash and cash equivalents, beginning of period	46,794	8,098	5,305	—	60,197

Cash and cash equivalents, end of period	$30,138	$2,334	$3,542	$—	$36,014

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net income	$56,167	$88,166	$6,018	$(94,184)	$56,167
Other cash (used in) provided by operating activities	(17,216)	81,238	(9,638)	94,184	148,568

Net cash provided by (used in) operating activities	38,951	169,404	(3,620)	—	204,735
Purchases of property, plant and equipment	—	(50,108)	(115)	—	(50,223)
Additions to intangibles	—	(1,039)	—	—	(1,039)
Proceeds from sale of property and equipment	—	751	—	—	751
Acquisition of businesses, net of cash acquired	—	(9,896)	—	—	(9,896)
Other investing activities, net	—	9	—	—	9

Net cash used in investing activities	—	(60,283)	(115)	—	(60,398)
Short-term borrowings	329,400	—	—	—	329,400
Short-term repayments	(329,400)	—	—	—	(329,400)
Repayment of long-term debt and capital leases	(820,721)	(2,916)	(561)	—	(824,198)
Proceeds from issuance of long-term debt	1,975,000	8,234	—	—	1,983,234
Intercompany payable (receivable)	111,217	(111,217)	—	—	—
Distribution to shareholder	(1,303,731)	—	—	—	(1,303,731)
Debt financing costs and related expenses	(52,262)	—	—	—	(52,262)
Other financing activities	—	1,051	(1,051)	—	—

Net cash used in financing activities	(90,497)	(104,848)	(1,612)	—	(196,957)
Effect of exchange rate changes on cash and cash equivalents	—	—	(276)	—	(276)

(Decrease) increase in cash and cash equivalents	(51,546)	4,273	(5,623)	—	(52,896)
Cash and cash equivalents, beginning of period	98,340	3,825	10,928	—	113,093

Cash and cash equivalents, end of period	$46,794	$8,098	$5,305	$—	$60,197